Segmental reporting	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segmental reporting

14 Segmental reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280 as follow:

1.	Sale of autonomous robotic cleaning equipment: Sale, warranty and maintenance of robots (“Robots”)
2.	Sale of facilities management software (“Facilities management software”)

The following tables present summary information by segment for the six months ended June 30, 2023 and 2024, respectively:

	For the six months ended June 30, 2023
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	853,467	540,543	-	1,394,010
Cost of revenues	(466,637)	(90,134)	-	(556,771)
Gross profit	386,830	450,409	-	837,239
Operating expenses:
General and administrative expenses	17,738	(2,030,018)	(6,297)	(2,018,577)
Total operating expenses	17,738	(2,030,018)	(6,297)	(2,018,577)

Income (Loss) from operations	404,568	(1,579,609)	(6,297)	(1,181,338)

Other income (loss):
Other income	38,934	169,500	7,090	215,524
Interest expense	(8,375)	(32,109)	-	(40,484)
Other expense	(4,583)	-	-	(4,583)
Total other income (loss)	25,976	137,391	7,090	170,457

Income (Loss) before tax expense	430,544	(1,442,218)	793	(1,010,881)
Income tax expense	-	(11,024)	(12,062)	(23,086)
Net income (loss)	430,544	(1,453,242)	(11,269)	(1,033,967)

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

14	Segmental reporting (cont’d)

	For the six months ended June 30, 2024
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	772,441	639,247	-	1,411,688
Cost of revenues	(319,698)	(192,636)	-	(512,334)
Gross profit	452,743	446,611	-	899,354
Operating expenses:
General and administrative expenses	(380,928)	(2,330,298)	(622,216)	(3,333,442)
Total operating expenses	(380,928)	(2,330,298)	(622,216)	(3,333,442)

Income (Loss) from operations	71,815	(1,883,687)	(622,216)	(2,434,088)

Other income (loss):
Other income	22,495	51,972	932	75,399
Interest expense	(639)	(18,720)	-	(19,359)
Other expense	2,716	(6,501)	(15)	(3,800)
Total other income	24,572	26,751	917	52,240

Income (Loss) before tax expense	96,387	(1,856,936)	(621,299)	(2,381,848)
Income tax expense	105,526	11,024	12,062	128,612
Net income (loss)	201,913	(1,845,912)	(609,237)	(2,253,236)

The Company sells to two geographical locations which are mainly Singapore and Australia.

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the six months ended June 30, 2023
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	853,467	-	853,467
Over time	-	540,543	540,543

	For the six months ended June 30, 2024
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	555,254	226,346	781,600
Over time	217,187	412,901	630,088

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS